ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 6,170,630	$ 1,678,806
Less: allowances for credit losses	(647,747)	(135,646)
Accounts receivable, net	$ 5,522,883	$ 1,543,160